Property and Equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Capitalized depreciation	$ 1,384	$ 1,354	$ 440	$ 1,478